Cover	Jun. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2021
Entity File Number	1-14180
Entity Registrant Name	Loral Space & Communications Inc.
Entity Central Index Key	0001006269
Entity Tax Identification Number	87-0748324
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	697-1105
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Voting Common Stock
Document Information [Line Items]
Title of 12(b) Security	Voting Common Stock
Trading Symbol	LORL
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	True
Security Exchange Name	NASDAQ